Pension and Postretirement Benefit Plans - Projected and Accumulated Benefit Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
U.S.
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 336	$ 341
Accumulated benefit obligation	316	318
Fair value of plan assets	208	195
Defined Benefit Plan, Pension Plan with Project Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	336	341
Accumulated benefit obligation	316	318
Fair value of plan assets	208	195
Non U.S.
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	94	90
Accumulated benefit obligation	76	71
Fair value of plan assets	11	10
Defined Benefit Plan, Pension Plan with Project Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	94	90
Accumulated benefit obligation	76	71
Fair value of plan assets	$ 11	$ 10